WARRANTS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 $ / shares shares	Dec. 31, 2021 D $ / shares
Class of Warrant or Right [Line Items]
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Public Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	11,500,000
Public Warrants exercisable term after the completion of a business combination	30 days	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months	12 months
Public Warrants expiration term	5 years	5 years
Threshold period for filling registration statement after business combination	15 days	15 days
Threshold period for registration statement to be effective after which warrants can be exercised on a cashless basis	60 days	60 days
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants | D		20
Threshold consecutive trading days for redemption of public warrants | D		30
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Threshold issue price for capital raising purposes in connection with the closing of a Business Combination	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold trading days for calculating Market Value | D		20
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%	180.00%
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding | shares	6,600,000
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days